Financial Assets Held for Trading at Fair Value Through Profit or Loss - Schedule of Portfolio of Derivative Instruments (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	$ 50,148,163	$ 41,004,067
On demand [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Up to 1 month [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	7,083,442	3,795,822
Over 1 month and up to 3 months [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	6,815,374	4,271,432
Over 3 months and up to 12 months [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	12,815,637	10,002,452
Over 1 year and up to 3 years [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	10,144,861	10,345,401
Over 3 years and up to 5 years [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	6,671,094	5,648,157
Over 5 years [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	6,617,755	6,940,803
Fair Value Assets [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	1,870,640	2,303,353
Currency forward [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	14,020,561	8,538,144
Currency forward [Member] | On demand [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Currency forward [Member] | Up to 1 month [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	6,451,389	3,289,559
Currency forward [Member] | Over 1 month and up to 3 months [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	3,453,741	1,712,274
Currency forward [Member] | Over 3 months and up to 12 months [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	3,453,928	2,589,278
Currency forward [Member] | Over 1 year and up to 3 years [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	658,475	916,016
Currency forward [Member] | Over 3 years and up to 5 years [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	3,028	26,575
Currency forward [Member] | Over 5 years [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments		4,442
Currency forward [Member] | Fair Value Assets [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	378,983	227,670
Interest rate swap [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	26,564,498	23,436,091
Interest rate swap [Member] | On demand [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Interest rate swap [Member] | Up to 1 month [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	384,202	376,933
Interest rate swap [Member] | Over 1 month and up to 3 months [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	2,758,114	2,249,606
Interest rate swap [Member] | Over 3 months and up to 12 months [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	7,746,942	5,133,205
Interest rate swap [Member] | Over 1 year and up to 3 years [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	7,089,417	7,253,517
Interest rate swap [Member] | Over 3 years and up to 5 years [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	4,497,481	4,172,518
Interest rate swap [Member] | Over 5 years [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	4,088,342	4,250,312
Interest rate swap [Member] | Fair Value Assets [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	451,124	732,395
Interest rate and cross currency swap [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	9,408,942	8,855,843
Interest rate and cross currency swap [Member] | On demand [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Interest rate and cross currency swap [Member] | Up to 1 month [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	227,581	107,571
Interest rate and cross currency swap [Member] | Over 1 month and up to 3 months [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	556,735	249,871
Interest rate and cross currency swap [Member] | Over 3 months and up to 12 months [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	1,527,659	2,198,760
Interest rate and cross currency swap [Member] | Over 1 year and up to 3 years [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	2,396,969	2,164,528
Interest rate and cross currency swap [Member] | Over 3 years and up to 5 years [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	2,170,585	1,449,064
Interest rate and cross currency swap [Member] | Over 5 years [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	2,529,413	2,686,049
Interest rate and cross currency swap [Member] | Fair Value Assets [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	1,037,686	1,338,086
Call currency options [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	91,178	123,491
Call currency options [Member] | On demand [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Call currency options [Member] | Up to 1 month [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	5,591	11,551
Call currency options [Member] | Over 1 month and up to 3 months [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	28,062	42,692
Call currency options [Member] | Over 3 months and up to 12 months [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	57,525	57,908
Call currency options [Member] | Over 1 year and up to 3 years [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments		11,340
Call currency options [Member] | Over 3 years and up to 5 years [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Call currency options [Member] | Over 5 years [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Call currency options [Member] | Fair Value Assets [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	332	4,949
Put currency options [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	62,984	50,498
Put currency options [Member] | On demand [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Put currency options [Member] | Up to 1 month [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	14,679	10,208
Put currency options [Member] | Over 1 month and up to 3 months [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	18,722	16,989
Put currency options [Member] | Over 3 months and up to 12 months [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	29,583	23,301
Put currency options [Member] | Over 1 year and up to 3 years [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Put currency options [Member] | Over 3 years and up to 5 years [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Put currency options [Member] | Over 5 years [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Put currency options [Member] | Fair Value Assets [Member]
Schedule of Portfolio of Derivative Instruments [Line Items]
Derivative instruments	$ 2,515	$ 253